AMORTIZATION AND DEPRECIATION EXPENSE (Details) (USD $)	6 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Mar. 31, 2013	Mar. 31, 2012
AMORTIZATION AND DEPRECIATION EXPENSE
Depreciaton expenses on Property and equipment	$ 1,806	$ 436	$ 1,234
Amortizaion expenses on acquired technology	54,510	27,255	81,765
Amortization Expenses On Websited Development Costs	$ 534	$ 534	$ 1,068	$ 801